Accounts Payable	12 Months Ended
Dec. 31, 2023
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

10. ACCOUNTS PAYABLE

Accounts payable represent amounts owed by the Group to suppliers for the purchase of vehicles not yet ready for sale and raw materials. The Group generally receives credit terms ranging from 0 to 180 days. As of December 31, 2023 and 2022, accounts payable totaled US$25.1 million and US$4.9 million, respectively.